Shareholder's Equity Shareholder's Equity (Schedule of share-based compensation expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 462	$ 388	$ 378
Restricted stock and performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	157	141	152
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	277	224	195
Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 28	$ 23	$ 31